Share capital and contributed surplus - Stock options narrative (Details)					3 Months Ended	12 Months Ended
	Oct. 02, 2017 CAD ($) shares	Jul. 11, 2017 CAD ($) shares	Feb. 16, 2017 CAD ($) shares	Oct. 03, 2016 CAD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Percentage of total number of outstanding common shares authorized					8.50%	8.50%	8.50%
Shares authorized (in shares)					11,414,980	11,414,980	11,395,231
Granted (in shares)	300,000	1,620,000	400,000	1,342,400	1,742,400	1,920,000
Weighted average exercise price of share options granted (in CAD per share) | $	$ 5.47	$ 5.73	$ 6.08	$ 7.02		$ 5.69	$ 6.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years	4 years	4 years	4 years
Options exercised (in shares)						60,000	60,000
Weighted average exercise price of share options exercised (in CAD per share) | $						$ 1.81	$ 1.73